Note 9 - Short-Term Borrowings (Details) (USD $) In Millions, unless otherwise specified				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Lorain National Bank [Member]	Dec. 31, 2013 Liberty Bank N.A. [Member]
Note 9 - Short-Term Borrowings (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 4.0	$ 3.0
Line of Credit Facility, Interest Rate During Period				3.67%	4.00%
Line of Credit Facility, Amount Outstanding	$ 3.9	$ 4.9	$ 5.7